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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F-HR

                               FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Brookfield Investment Management Inc.
                 -------------------------------------
   Address:      Three World Financial Center
                 -------------------------------------
                 200 Vesey Street
                 -------------------------------------
                 New York, NY 10281
                 -------------------------------------

Form 13F File Number: 028-13826
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seth Gelman
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   212-549-8415
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Seth Gelman                New York, NY      May 16, 2011
   -------------------------------    -----------------   ------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 98
                                        --------------------

Form 13F Information Table Value Total: 2,197,016
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    (1)       028-14349                    Brookfield Asset Management Inc.
    ------        ----------------         ---------------------------------

    (2)       028-13827                    AMP Capital Brookfield (US) LLC
    ------        ----------------         ---------------------------------

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FORM 13F

                                                                                                      Voting Authority
                                                                                                      ----------------
                                                          Value    Shares/  Sh/ Put/ Invstmt Other
Name of Issuer                   Title of class CUSIP     (x$1000) Prn Amt  Prn Call Dscretn Managers Sole     Shared None
-------------------------------- -------------- --------- -------- -------- --- ---- ------- -------- -------- ------ -------
ALTRIA GROUP INC.                COM            02209S103      524    20125 SH       Defined (1)         20125
AMEREN CORP                      COM            023608102     3579   127500 SH       Defined (1)        127500
American Tower Corp              COM            029912201     1877    36226 SH       Defined (1) (2)     36226
Ashford Hospitality Trust Inc    COM            044103109     3615   328000 SH       Defined (1) (2)    159800         168200
AT&T                             COM            00206R102      809    26440 SH       Defined (1)         26440
AvalonBay Communities Inc        COM            053484101    90674   755113 SH       Defined (1) (2)    112576         642537
Avatar Holdings Inc              COM            053494100     9137   461705 SH       Defined (1) (2)    226600         235105
B&G FOODS INC                    COM            05508R106      375    20000 SH       Defined (1)         20000
Beazer Homes USA Inc             COM            07556Q105     7560  1654227 SH       Defined (1) (2)    930000         724227
Boston Properties Inc            COM            101121101   135925  1433049 SH       Defined (1) (2)    264338        1168711
Brandywine Realty Trust          COM            105368203    74290  6119470 SH       Defined (1) (2)    983657        5135813
BRISTOL-MYERS SQUIBB COMPANY     COM            110122108     3445   130330 SH       Defined (1)        130330
Brookdale Senior Living Inc      COM            112463104   109875  3924103 SH       Defined (1) (2)    854864        3069239
Brookfield Homes Corp            COM            112723101     1631   173500 SH       Defined (1) (2)    173500
Camden Property Trust            COM            133131102    85161  1498784 SH       Defined (1) (2)    239989        1258795
CBL & Associates Properties In   COM            124830100    56608  3249600 SH       Defined (1) (2)    551800        2697800
CENTERPOINT ENERGY INC           COM            15189T107      534    30400 SH       Defined (1)         30400
CenterPoint Energy Inc           COM            15189T107     2717   154700 SH       Defined (1) (2)    154700
China Real Estate Information    COM            16948Q103     4071   521200 SH       Defined (1) (2)    253300         267900
CITIGROUP INC                    COM            172967101      161    36538 SH       Defined (1)         36538
Commonwealth REIT 6.50% Serie    COM            203233408    21055   975200 SH       Defined (1) (2)    975200
CONSOLIDATED EDISON INC          COM            209115104      507    10000 SH       Defined (1)         10000
Coresite Realty Corp             COM            21870Q105    22051  1392100 SH       Defined (1) (2)    525500         866600
Crown Castle International Cor   COM            228227104     3751    88150 SH       Defined (1) (2)     88150
Digital Realty Trust Inc         COM            253868103    94769  1630013 SH       Defined (1) (2)    304314        1325699
DOMINION RESOURCES INC VA        COM            25746U109     3574    79950 SH       Defined (1)         79950
Douglas Emmett Inc               COM            25960P109    56632  3020377 SH       Defined (1) (2)    451300        2569077
DR HORTON                        COM            23331A109      281    24100 SH       Defined (1)         24100
Duke Realty Corp                 COM            264411505     6921   494000 SH       Defined (1) (2)    494000         494000
EASTERN INSURANCE HOLDINGS       COM            276534104     1603   123900 SH       Defined (1)        123900
EastGroup Properties Inc         COM            277276101    12395   281900 SH       Defined (1) (2)     68600         213300
ELI LILLY & CO                   COM            532457108     3428    97470 SH       Defined (1)         97470
Emeritus Corp                    COM            291005106    16941   665379 SH       Defined (1) (2)    283700         381679
Empresas ICA SAB de CV           COM            292448206      316    34600 SH       Defined (1) (2)     34600
Enbridge Inc                     COM            29250N105     3424    55887 SH       Defined (1) (2)     55887
ENTERGY CORP                     COM            29364G103     3209    47750 SH       Defined (1)         47750
Equity One Inc                   COM            294752100    35799  1907231 SH       Defined (1) (2)    331316        1575915
Essex Property Trust Inc         COM            297178105    86602   698400 SH       Defined (1) (2)    115300         583100
EXELON CORPORATION               COM            30161N101     3460    83905 SH       Defined (1)         83905

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
Forest City Enterprises Inc      COM            345550107     6813   361800 SH       Defined (1) (2)    179000         182800
FRONTIER COMMUNICATIONS CORP     COM            35906A108      790    96075 SH       Defined (1)         96075
General Growth Properties Inc    COM            370023103    55788  3603895 SH       Defined (1) (2)    714647        2889248
GLAXOSMITHKLINE PLC              COM            37733W105     3501    91151 SH       Defined (1)         91151
Grupo Aeroportuario del Surest   COM            40051E202      852    14500 SH       Defined (1) (2)     14500
HCP INC                          COM            40414L109     4153   109450 SH       Defined (1)        109450
Health Care REIT Inc             COM            42217K106    94220  1796714 SH       Defined (1) (2)    326900        1469814
Highwoods Properties Inc         COM            431284108    60258  1721172 SH       Defined (1) (2)    298800        1422372
Hovnanian Enterprises Inc        COM            442487203     5383  1524900 SH       Defined (1) (2)    764400         760500
INTEL CORPORATION                COM            458140100     3238   160477 SH       Defined (1)        160477
ISHARES MSCI EAFE INDEX          COM            464287465     1309    21784 SH       Defined (1)         21784
ISHARES MSCI EMERG MKT           COM            464287234      894    18359 SH       Defined (1)         18359
ISHARES Russell 1000             COM            464287622     1373    18582 SH       Defined (1)         18582
ISHARES S&P 500 GRW              COM            464287309      808    11764 SH       Defined (1)         11764
ISHARES S&P 500 VALUE            COM            464287408      556     8783 SH       Defined (1)          8783
ISHARES S&P Mid Cap 400          COM            464287507     2708    27433 SH       Defined (1)         27433
ISHARES S&P SMLCP GROW           COM            464287887     1517    19199 SH       Defined (1)         19199
ISHARES S&P SMLCP VALU           COM            464287879     1461    19167 SH       Defined (1)         19167
ISHARES Trust S&P 500 Index Fund COM            464287200     2076    15607 SH       Defined (1) (2)     40200
ITC Holdings Corp                COM            465685105     1559    22300 SH       Defined (1) (2)     22300
JOHNSON & JOHNSON                COM            478160104     3114    52558 SH       Defined (1)         52558
KB Home                          COM            48666K109    11702   940700 SH       Defined (1) (2)    423700         517000
Kinder Morgan Management LLC     COM            49455U100      275     4200 SH       Defined (1) (2)      4200
Lennar Corp                      COM            526057104    41782  2305862 SH       Defined (1) (2)    494100        1811762
Liberty Property Trust           COM            531172104    29903   908900 SH       Defined (1) (2)    130900         778000
Macerich Co/The                  COM            554382101     3497    70611 SH       Defined (1) (2)      1190          69421
MDC HOLDINGS INC                 COM            552676108      223     8800 SH       Defined (1)          8800
MERCK & CO INC                   COM            58933Y105     3800   115115 SH       Defined (1)        115115
MGM Resorts International        COM            552953101     6572   499800 SH       Defined (1) (2)    298000         201800
NEXTERA ENERGY INC               COM            65339F101     3530    64034 SH       Defined (1)         64034
NISKA GAS STORAGE PARTNERS LLC   COM            654678101      273    12500 SH       Defined (1)         12500
Omega Healthcare Investors Inc   COM            681936100    63115  2825206 SH       Defined (1) (2)    458200        2367006
PAETEC HOLDING CORP              COM            695459107       50    15000 SH       Defined (1)         15000
Parkway Properties Inc/Md        COM            70159Q104     6522   383662 SH       Defined (1) (2)    188100         195562
Pennsylvania Real Estate Inves   COM            709102107    26133  1831294 SH       Defined (1) (2)    839559         991735
PHILIP MORRIS INTL INC           COM            718172109      531     8090 SH       Defined (1)          8090
PP&L CORPORATION                 COM            69351T106     3314   130975 SH       Defined (1)        130975
PROGRESS ENERGY INC              COM            743263105      518    11225 SH       Defined (1)         11225
PUBLIC SERVICES ENTERPRISES      COM            744573106     3452   109550 SH       Defined (1)        109550
Public Storage                   COM            74460D109   211870  1910288 SH       Defined (1) (2)    335588        1574700
RYLAND GROUP INC                 COM            783764103      213    13400 SH       Defined (1)         13400
SBA Communications Corp          COM            78388J106     1988    50100 SH       Defined (1) (2)     50100
Sempra Energy                    COM            816851109     3889    72700 SH       Defined (1) (2)     72700
Simon Property Group Inc         COM            828806109   295277  2755478 SH       Defined (1) (2)    494109        2261369
SL Green Realty Corp             COM            78440X101    46551   619033 SH       Defined (1) (2)    157080         461953
SOUTHERN COMPANY                 COM            842587107     3493    91650 SH       Defined (1)         91650
Southern Union Co                COM            844030106     3869   135200 SH       Defined (1) (2)    135200

SPDR S&P MIDCAP 400 ETF TRUST    COM            78467Y107     2808    15640 SH       Defined (1)         15640
SPDR TRUST SERIES I              COM            78462F103     2287    17252 SH       Defined (1)         17252
Spectra Energy Corp              COM            847560109     3387   124600 SH       Defined (1) (2)    124600
Thomas Properties Group Inc      COM            884453101      489   145909 SH       Defined (1) (2)    145909         145909
Toll Brothers Inc                COM            889478103    65102  3292956 SH       Defined (1) (2)    684700        2608256
TransCanada Corp                 COM            89353D107     4568   112699 SH       Defined (1) (2)    112699
UDR Inc                          COM            902653104    48793  2002173 SH       Defined (1) (2)    317838        1684335
Union Pacific Corp               COM            907818108      265     2700 SH       Defined (1) (2)      2700
VENTAS INC                       COM            92276F100      517     9530 SH       Defined (1)          9530
VERIZON COMMUNICATIONS           COM            92343V104      832    21600 SH       Defined (1)         21600
Weingarten Realty Investors      COM            948741103    73351  2927035 SH       Defined (1) (2)    511277        2415758
WINDSTREAM CORP                  COM            97381W104      618    48000 SH       Defined (1)         48000

                              98                           2197016